STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.9%
Adient PLC	57,914	[a]	2,010,195
Autoliv, Inc.	46,310		4,960,727
Fox Factory Holding Corp.	26,092	[a]	1,644,840
Gentex Corp.	144,234		4,778,472
Harley-Davidson, Inc.	78,368		2,543,042
Lear Corp.	36,026		4,787,855
The Goodyear Tire & Rubber Company	175,515	[a]	2,446,679
Thor Industries, Inc.	32,945		3,723,444
Visteon Corp.	17,197	[a]	1,982,642
			28,877,896
Banks - 5.4%
Associated Banc-Corp	91,474		1,921,869
Bank OZK	65,062		2,934,947
Cadence Bank	112,584		2,996,986
Columbia Banking System, Inc.	128,975		2,600,136
Commerce Bancshares, Inc.	73,404		3,825,816
Cullen/Frost Bankers, Inc.	39,604		4,202,776
East West Bancorp, Inc.	87,145		6,345,027
F.N.B. Corp.	221,885		2,924,444
First Financial Bankshares, Inc.	79,421		2,480,318
First Horizon Corp.	345,520		4,920,205
Glacier Bancorp, Inc.	68,563		2,650,646
Hancock Whitney Corp.	53,272		2,403,100
Home BancShares, Inc.	116,033		2,719,814
International Bancshares Corp.	32,792	[a]	1,733,385
New York Community Bancorp, Inc.	446,757		2,890,518
Old National Bancorp	180,945		2,980,164
Pinnacle Financial Partners, Inc.	47,474		4,195,752
Prosperity Bancshares, Inc.	57,950		3,703,585
SouthState Corp.	47,035		3,908,608
Synovus Financial Corp.	90,433		3,405,707
Texas Capital Bancshares, Inc.	29,674	[a]	1,810,114
UMB Financial Corp.	27,009		2,228,243
United Bankshares, Inc.	83,437		2,991,216
Valley National Bancorp	263,702		2,536,813
Webster Financial Corp.	106,379		5,263,633
Wintrust Financial Corp.	37,866		3,672,245
			84,246,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 14.4%
Acuity Brands, Inc.	19,137		4,557,668
Advanced Drainage Systems, Inc.	42,394		5,529,025
AECOM	85,783		7,565,203
AGCO Corp.	38,431		4,701,264
BWX Technologies, Inc.	56,559		4,608,427
Carlisle Cos., Inc.	30,104		9,460,483
Chart Industries, Inc.	25,964	[a,b]	3,030,518
Comfort Systems USA, Inc.	22,085		4,802,825
Core & Main, Inc., CI. A	101,991	[a]	4,213,248
Crane Co.	30,205		3,748,743
Curtiss-Wright Corp.	23,647		5,263,113
Donaldson Co., Inc.	74,627		4,820,158
EMCOR Group, Inc.	29,090		6,635,720
EnerSys	24,981		2,387,434
Esab Corp.	35,021		3,011,456
Flowserve Corp.	81,134		3,239,681
Fluor Corp.	105,353	[a]	3,972,862
Fortune Brands Innovations, Inc.	77,972		6,049,847
GATX Corp.	21,952		2,692,413
Graco, Inc.	104,372		8,902,932
Hexcel Corp.	52,011		3,453,010
ITT, Inc.	50,767		6,131,638
Lennox International, Inc.	19,779		8,468,577
Lincoln Electric Holdings, Inc.	35,370		7,859,921
MasTec, Inc.	37,377	[a]	2,454,548
MDU Resources Group, Inc.	125,921		2,456,719
MSC Industrial Direct Co., Inc., Cl. A	28,670		2,829,156
nVent Electric PLC	102,593		6,159,684
Oshkosh Corp.	40,449		4,453,435
Owens Corning	54,957		8,327,634
RBC Bearings, Inc.	17,985	[a]	4,829,692
Regal Rexnord Corp.	41,027		5,475,463
Sensata Technologies Holding PLC	93,592		3,385,223
Simpson Manufacturing Co., Inc.	26,387		4,775,783
Sunrun, Inc.	133,008	[a]	1,925,956
Terex Corp.	41,616		2,556,471
The Middleby Corp.	33,146	[a]	4,675,906
The Timken Company	40,136		3,287,540
The Toro Company	64,213		5,938,418
Trex Co., Inc.	67,151	[a]	5,471,463
UFP Industries, Inc.	38,223		4,336,399
Valmont Industries, Inc.	12,918		2,915,722
Watsco, Inc.	20,941		8,187,512
Watts Water Technologies, Inc., Cl. A	16,923		3,350,923

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 14.4% (continued)
WESCO International, Inc.	27,162		4,713,150
Woodward, Inc.	37,360		5,147,087
			222,760,050
Commercial & Professional Services - 4.1%
ASGN, Inc.	29,172	[a]	2,707,745
CACI International, Inc., Cl. A	13,776	[a]	4,735,224
Clean Harbors, Inc.	31,141	[a]	5,230,442
Concentrix Corp.	29,202		2,595,182
ExlService Holdings, Inc.	101,982	[a]	3,189,997
Exponent, Inc.	31,303		2,760,612
FTI Consulting, Inc.	21,958	[a]	4,207,372
Genpact Ltd.	103,204		3,705,024
Insperity, Inc.	21,808		2,501,160
KBR, Inc.	83,481		4,350,195
ManpowerGroup, Inc.	30,390		2,253,115
MAXIMUS, Inc.	37,586		3,048,976
MSA Safety, Inc.	22,850		3,770,935
Paylocity Holding Corp.	26,748	[a]	4,237,151
Science Applications International Corp.	32,733		4,178,695
Stericycle, Inc.	57,212	[a]	2,746,176
Tetra Tech, Inc.	32,925		5,208,076
The Brink's Company	27,858		2,252,041
			63,678,118
Consumer Discretionary Distribution - 4.2%
AutoNation, Inc.	16,038	[a]	2,239,867
Burlington Stores, Inc.	40,122	[a]	7,669,320
Dick's Sporting Goods, Inc.	38,000		5,664,660
Five Below, Inc.	34,434	[a]	6,179,526
Floor & Decor Holdings, Inc., Cl. A	65,899	[a,b]	6,626,803
GameStop Corp., Cl. A	166,099	[a,b]	2,363,589
Lithia Motors, Inc.	17,017		5,017,462
Macy's, Inc.	169,204		3,094,741
Murphy USA, Inc.	11,973		4,220,722
Nordstrom, Inc.	59,764	[b]	1,084,717
Ollie's Bargain Outlet Holdings, Inc.	38,155	[a]	2,744,489
Penske Automotive Group, Inc.	12,053		1,788,304
RH	9,548	[a]	2,420,227
The Gap, Inc.	132,657		2,479,359
Valvoline, Inc.	85,743	[a]	3,128,762
Williams-Sonoma, Inc.	39,665		7,670,814
			64,393,362
Consumer Durables & Apparel - 4.9%
Brunswick Corp.	42,551		3,433,015
Capri Holdings Ltd.	71,866	[a]	3,502,749

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Durables & Apparel - 4.9% (continued)
Carter's, Inc.	22,771		1,722,398
Columbia Sportswear Co.	21,327		1,690,378
Crocs, Inc.	37,452	[a]	3,800,629
Deckers Outdoor Corp.	15,911	[a]	11,992,598
Helen of Troy Ltd.	14,759	[a]	1,689,906
KB Home	47,342		2,821,110
Leggett & Platt, Inc.	82,439		1,913,409
Mattel, Inc.	218,425	[a]	3,907,623
Polaris, Inc.	32,768		2,947,809
PVH Corp.	37,364		4,493,395
Skechers USA, Inc., Cl. A	82,610	[a]	5,158,168
Taylor Morrison Home Corp.	66,442	[a]	3,464,286
Tempur Sealy International, Inc.	106,527		5,314,632
Toll Brothers, Inc.	66,461		6,602,900
TopBuild Corp.	19,648	[a]	7,252,666
Under Armour, Inc., Cl. A	115,720	[a]	881,786
Under Armour, Inc., Cl. C	117,676	[a]	870,802
YETI Holdings, Inc.	53,928	[a]	2,371,214
			75,831,473
Consumer Services - 4.5%
Aramark	161,423		4,694,181
Boyd Gaming Corp.	42,965		2,727,848
Choice Hotels International, Inc.	15,397	[b]	1,864,885
Churchill Downs, Inc.	41,975		5,077,716
Graham Holdings Co., Cl. B	2,214		1,594,966
Grand Canyon Education, Inc.	18,173	[a]	2,373,212
H&R Block, Inc.	89,001		4,168,807
Hilton Grand Vacations, Inc.	44,175	[a]	1,842,098
Hyatt Hotels Corp., Cl. A	27,272		3,500,907
Light & Wonder, Inc.	55,681	[a]	4,475,639
Marriott Vacations Worldwide Corp.	20,558		1,724,611
Penn Entertainment, Inc.	93,842	[a]	2,116,137
Planet Fitness, Inc., Cl. A	52,832	[a]	3,579,896
Service Corp. International	91,359		6,132,016
Texas Roadhouse, Inc.	41,296		5,191,733
The Wendy's Company	103,309		1,971,136
Travel + Leisure Co.	45,095		1,822,740
Vail Resorts, Inc.	23,553		5,228,766
Wingstop, Inc.	18,189		5,113,110
Wyndham Hotels & Resorts, Inc.	51,300		3,997,809
			69,198,213
Consumer Staples Distribution - 1.9%
BJ's Wholesale Club Holdings, Inc.	82,694	[a]	5,320,532
Casey's General Stores, Inc.	23,044		6,253,220

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Staples Distribution - 1.9% (continued)
Grocery Outlet Holding Corp.	61,864	[a]	1,532,990
Performance Food Group Co.	96,217	[a]	6,993,052
Sprouts Farmers Market, Inc.	62,801	[a]	3,163,286
US Foods Holding Corp.	139,863	[a]	6,435,097
			29,698,177
Energy - 4.9%
Antero Midstream Corp.	210,611		2,577,879
Antero Resources Corp.	174,693	[a]	3,902,642
ChampionX Corp.	120,329		3,298,218
Chesapeake Energy Corp.	68,892	[b]	5,312,262
Chord Energy Corp.	25,525		3,924,724
Civitas Resources, Inc.	52,767		3,419,829
CNX Resources Corp.	97,987	[a]	1,979,337
DT Midstream, Inc.	59,920		3,217,105
Equitrans Midstream Corp.	267,911		2,730,013
HF Sinclair Corp.	96,807		5,468,627
Matador Resources Co.	68,511		3,760,569
Murphy Oil Corp.	90,744		3,511,793
NOV, Inc.	243,588		4,752,402
Ovintiv, Inc.	156,939		6,657,352
PBF Energy, Inc., Cl. A	67,252		3,396,899
Permian Resources Corp.	257,042		3,464,926
Range Resources Corp.	149,213		4,333,146
Southwestern Energy Co.	681,099	[a]	4,393,089
Valaris Ltd.	38,924	[a]	2,408,228
Weatherford International PLC	44,595	[a]	3,993,482
			76,502,522
Equity Real Estate Investment - 4.8%
Apartment Income REIT Corp.	90,894	[c]	2,971,325
COPT Defense Properties	70,103	[c]	1,651,627
CubeSmart	139,045	[b,c]	6,009,525
EastGroup Properties, Inc.	28,649	[c]	5,083,192
EPR Properties	46,580	[c]	2,062,097
Equity Lifestyle Properties, Inc.	115,258	[c]	7,801,814
Gaming & Leisure Properties, Inc.	165,112	[c]	7,537,363
Healthcare Realty Trust, Inc.	235,517	[c]	3,794,179
Independence Realty Trust, Inc.	139,715	[c]	2,052,413
Kite Realty Group Trust	135,660	[c]	2,903,124
Lamar Advertising Co., Cl. A	54,155	[c]	5,668,945
National Storage Affiliates Trust	47,777	[c]	1,784,471
Park Hotels & Resorts, Inc.	130,388	[c]	1,966,251
Physicians Realty Trust	147,471	[c]	1,805,045
Potlatchdeltic Corp.	49,075	[c]	2,195,125
Rayonier, Inc.	84,362	[c]	2,556,169

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Equity Real Estate Investment - 4.8% (continued)
Sabra Health Care REIT, Inc.	142,977	[c]	1,907,313
STAG Industrial, Inc.	112,276	[c]	4,147,475
Vornado Realty Trust	98,498	[c]	2,678,161
WP Carey, Inc.	135,218	[b,c]	8,378,107
			74,953,721
Equity Real Estate Investment Trusts - 2.2%
Agree Realty Corp.	62,157	[c]	3,705,179
Brixmor Property Group, Inc.	185,876	[c]	4,171,057
Cousins Properties, Inc.	93,851	[c]	2,150,126
First Industrial Realty Trust, Inc.	81,793	[c]	4,213,975
Kilroy Realty Corp.	65,972	[c]	2,359,159
Medical Properties Trust, Inc.	373,232	[b,c]	1,157,019
NNN REIT, Inc.	112,813	[c]	4,550,876
Omega Healthcare Investors, Inc.	151,494	[c]	4,393,326
Rexford Industrial Realty, Inc.	130,534	[c]	6,864,783
			33,565,500
Financial Services - 6.1%
Affiliated Managers Group, Inc.	20,906		3,111,649
Ally Financial, Inc.	167,864		6,157,252
Annaly Capital Management, Inc.	309,235	[c]	5,934,220
Equitable Holdings, Inc.	196,748		6,431,692
Essent Group Ltd.	66,016		3,641,443
Euronet Worldwide, Inc.	27,068	[a]	2,697,326
Evercore, Inc., Cl. A	21,432		3,680,517
Federated Hermes, Inc.	53,331		1,864,452
FirstCash Holdings, Inc.	22,872		2,625,019
Houlihan Lokey, Inc.	31,916		3,822,898
Interactive Brokers Group, Inc., Cl. A	66,174		5,872,942
Janus Henderson Group PLC	81,949		2,356,853
Jefferies Financial Group, Inc.	104,096		4,242,953
MGIC Investment Corp.	171,478		3,402,124
Morningstar, Inc.	16,106		4,498,406
SEI Investments Co.	61,840		3,910,762
SLM Corp.	139,177		2,766,839
Starwood Property Trust, Inc.	184,002	[c]	3,740,761
Stifel Financial Corp.	63,070		4,600,956
The Carlyle Group, Inc.	133,861		5,357,117
The Western Union Company	224,441		2,821,223
Voya Financial, Inc.	64,599		4,675,030
WEX, Inc.	26,427	[a]	5,401,415
			93,613,849
Food, Beverage & Tobacco - 1.7%
Celsius Holdings, Inc.	91,685	[a]	4,575,081
Coca-Cola Consolidated, Inc.	2,945		2,536,794

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food, Beverage & Tobacco - 1.7% (continued)
Darling Ingredients, Inc.	98,648	[a]	4,271,458
Flowers Foods, Inc.	118,799		2,708,617
Ingredion, Inc.	40,312		4,336,362
Lancaster Colony Corp.	12,649		2,324,633
Pilgrim's Pride Corp.	24,892	[a]	676,316
Post Holdings, Inc.	31,420	[a]	2,917,975
The Boston Beer Company, Inc., Cl. A	5,778	[a]	2,018,082
			26,365,318
Health Care Equipment & Services - 4.6%
Acadia Healthcare Co., Inc.	57,023	[a]	4,683,869
Amedisys, Inc.	20,313	[a]	1,914,907
Chemed Corp.	9,314		5,521,246
Doximity, Inc., Cl. A	73,430	[a,b]	1,978,939
Encompass Health Corp.	61,979		4,402,988
Enovis Corp.	30,720	[a]	1,803,264
Envista Holdings Corp.	105,988	[a]	2,490,718
Globus Medical, Inc., Cl. A	71,336	[a]	3,765,827
Haemonetics Corp.	31,377	[a]	2,399,085
HealthEquity, Inc.	52,949	[a]	4,001,885
Inari Medical, Inc.	31,759	[a]	1,808,675
Integra LifeSciences Holdings Corp.	42,057	[a]	1,688,589
Lantheus Holdings, Inc.	42,266	[a]	2,194,873
LivaNova PLC	33,276	[a]	1,619,876
Masimo Corp.	27,447	[a]	3,539,016
Neogen Corp.	121,720	[a]	1,886,660
Option Care Health, Inc.	109,352	[a]	3,416,156
Penumbra, Inc.	23,866	[a]	6,018,767
Progyny, Inc.	51,557	[a]	1,963,806
QuidelOrtho Corp.	30,575	[a]	2,094,693
R1 RCM, Inc.	120,457	[a]	1,233,480
Shockwave Medical, Inc.	22,816	[a]	5,162,120
Tenet Healthcare Corp.	62,796	[a]	5,195,741
			70,785,180
Household & Personal Products - .8%
BellRing Brands, Inc.	81,281	[a]	4,492,401
Coty, Inc., Cl. A	231,577	[a]	2,797,450
e.l.f. Beauty, Inc.	34,230	[a]	5,460,712
			12,750,563
Insurance - 4.7%
American Financial Group, Inc.	40,408		4,865,123
Brighthouse Financial, Inc.	39,685	[a]	2,054,492
CNO Financial Group, Inc.	69,362		1,885,259
Erie Indemnity Co., Cl. A	15,423		5,333,736
Fidelity National Financial, Inc.	159,877		7,998,646

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 4.7% (continued)
First American Financial Corp.	63,803		3,850,511
Kemper Corp.	37,251		2,235,060
Kinsale Capital Group, Inc.	13,613		5,412,120
Old Republic International Corp.	161,238		4,521,114
Primerica, Inc.	21,664		5,072,842
Reinsurance Group of America, Inc.	40,754		7,086,713
RenaissanceRe Holdings Ltd.	32,461		7,428,051
RLI Corp.	24,828		3,385,794
Selective Insurance Group, Inc.	37,465		3,928,580
The Hanover Insurance Group, Inc.	22,114		2,919,269
Unum Group	113,372		5,480,402
			73,457,712
Materials - 7.2%
Alcoa Corp.	110,360	[a]	3,283,210
AptarGroup, Inc.	40,676		5,282,999
Arcadium Lithium PLC	635,106	[a,b]	3,105,668
Ashland, Inc.	31,685		2,966,350
Avient Corp.	56,664		2,051,803
Axalta Coating Systems Ltd.	136,090	[a]	4,412,038
Berry Global Group, Inc.	73,028		4,780,413
Cabot Corp.	34,161		2,463,008
Cleveland-Cliffs, Inc.	312,185	[a]	6,259,309
Commercial Metals Co.	72,289		3,774,932
Crown Holdings, Inc.	74,603		6,602,365
Eagle Materials, Inc.	21,573		4,881,538
Graphic Packaging Holding Co.	189,251		4,827,793
Greif, Inc., Cl. A	15,633		978,782
Knife River Corp.	34,978	[a]	2,290,709
Louisiana-Pacific Corp.	39,683		2,640,904
MP Materials Corp.	89,390	[a]	1,413,256
NewMarket Corp.	4,247		2,369,019
Olin Corp.	75,780		3,945,865
Reliance Steel & Aluminum Co.	35,538		10,143,256
Royal Gold, Inc.	40,621		4,646,636
RPM International, Inc.	79,662		8,496,749
Silgan Holdings, Inc.	50,049		2,299,251
Sonoco Products Co.	60,572		3,446,547
The Chemours Company	91,765		2,768,550
The Scotts Miracle-Gro Company	25,696	[b]	1,445,657
U.S. Steel Corp.	137,918		6,484,904
Westlake Corp.	19,809		2,740,575
			110,802,086
Media & Entertainment - 1.3%
Cable One, Inc.	2,841		1,559,510

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Media & Entertainment - 1.3% (continued)
Nexstar Media Group, Inc.	19,932	[b]	3,542,116
TEGNA, Inc.	121,395		1,892,548
The New York Times Company, Cl. A	101,180		4,913,301
TKO Group Holdings, Inc.	37,042	[a]	3,100,045
Ziff Davis, Inc.	28,435	[a]	1,916,519
ZoomInfo Technologies, Inc.	183,179	[a]	2,938,191
			19,862,230
Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
Arrowhead Pharmaceuticals, Inc.	75,669	[a]	2,428,975
Azenta, Inc.	37,197	[a]	2,425,244
Bruker Corp.	57,344		4,100,669
Exelixis, Inc.	192,294	[a]	4,184,317
Halozyme Therapeutics, Inc.	81,684	[a]	2,765,003
Jazz Pharmaceuticals PLC	38,930	[a]	4,777,490
Medpace Holdings, Inc.	14,420	[a]	4,204,584
Neurocrine Biosciences, Inc.	60,755	[a]	8,491,726
Perrigo Co. PLC	83,791		2,688,015
Repligen Corp.	32,108	[a]	6,081,255
Sotera Health Co.	61,165	[a]	900,349
United Therapeutics Corp.	29,021	[a]	6,233,130
			49,280,757
Real Estate Management & Development - .3%
Jones Lang LaSalle, Inc.	29,417	[a]	5,208,574
Semiconductors & Semiconductor Equipment - 2.7%
Allegro MicroSystems, Inc.	44,037	[a]	1,142,320
Amkor Technology, Inc.	63,827		2,020,763
Cirrus Logic, Inc.	33,328	[a]	2,572,922
Lattice Semiconductor Corp.	85,351	[a]	5,194,462
MACOM Technology Solutions Holdings, Inc.	33,364	[a]	2,876,978
MKS Instruments, Inc.	38,873		4,138,031
Onto Innovation, Inc.	30,350	[a]	4,901,525
Power Integrations, Inc.	35,116		2,632,295
Rambus, Inc.	66,479	[a]	4,555,806
Silicon Laboratories, Inc.	19,651	[a]	2,424,147
Synaptics, Inc.	24,378	[a]	2,603,814
Universal Display Corp.	26,942		4,573,943
Wolfspeed, Inc.	77,496	[a,b]	2,522,495
			42,159,501
Software & Services - 3.4%
Aspen Technology, Inc.	17,331	[a]	3,327,379
Blackbaud, Inc.	26,637	[a]	2,155,466
Commvault Systems, Inc.	27,064	[a]	2,481,228
Dolby Laboratories, Inc., Cl. A	36,826		3,063,187

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 3.4% (continued)
Dropbox, Inc., CI. A	158,412	[a]	5,018,492
Dynatrace, Inc.	147,453	[a]	8,404,821
GoDaddy, Inc., Cl. A	87,080	[a]	9,287,953
Kyndryl Holdings, Inc.	141,814	[a]	2,910,023
Manhattan Associates, Inc.	38,069	[a]	9,234,017
Qualys, Inc.	22,746	[a]	4,302,861
Teradata Corp.	60,475	[a]	2,792,736
			52,978,163
Technology Hardware & Equipment - 4.3%
Arrow Electronics, Inc.	33,490	[a]	3,722,413
Avnet, Inc.	55,952		2,534,626
Belden, Inc.	25,774		1,911,915
Calix, Inc.	36,180	[a]	1,200,452
Ciena Corp.	91,419	[a]	4,845,207
Cognex Corp.	106,446		3,846,958
Coherent Corp.	81,493	[a]	3,874,177
Crane NXT Co.	29,966		1,746,418
IPG Photonics Corp.	18,279	[a]	1,789,331
Littelfuse, Inc.	15,392		3,723,325
Lumentum Holdings, Inc.	41,621	[a,b]	2,286,658
Novanta, Inc.	22,143	[a]	3,422,201
Pure Storage, Inc., Cl. A	181,327	[a]	7,251,267
Super Micro Computer, Inc.	28,681	[a]	15,189,744
TD SYNNEX Corp.	34,832		3,482,503
Vishay Intertechnology, Inc.	77,968		1,694,245
Vontier Corp.	95,430		3,300,924
			65,822,364
Telecommunication Services - .4%
Frontier Communications Parent, Inc.	136,771	[a,b]	3,368,670
Iridium Communications, Inc.	76,584		2,776,936
			6,145,606
Transportation - 2.4%
Avis Budget Group, Inc.	11,387	[b]	1,864,166
GXO Logistics, Inc.	73,557	[a]	4,000,030
Hertz Global Holdings, Inc.	80,697	[a,b]	673,820
Kirby Corp.	36,545	[a]	2,874,630
Knight-Swift Transportation Holdings, Inc.	99,738		5,722,966
Landstar System, Inc.	22,228		4,261,552
Ryder System, Inc.	27,407		3,112,613
Saia, Inc.	16,416	[a]	7,396,721
Werner Enterprises, Inc.	39,549		1,564,163
XPO, Inc.	71,713	[a]	6,127,159
			37,597,820

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Utilities - 3.1%
ALLETE, Inc.		35,541		2,100,829
Black Hills Corp.		42,043		2,176,146
Essential Utilities, Inc.		155,401		5,572,680
IDACORP, Inc.		31,298		2,897,569
National Fuel Gas Co.		56,777		2,677,603
New Jersey Resources Corp.		60,328		2,463,192
NorthWestern Energy Group, Inc.		37,870		1,822,304
OGE Energy Corp.		123,849		4,116,741
ONE Gas, Inc.		34,290	[b]	2,104,377
Ormat Technologies, Inc.		33,076		2,139,356
PNM Resources, Inc.		53,077		1,922,980
Portland General Electric Co.		62,531		2,559,394
Southwest Gas Holdings, Inc.		37,138		2,179,258
Spire, Inc.		32,528		1,846,615
UGI Corp.		129,533		2,867,861
Vistra Corp.		207,830		8,527,265
				47,974,170
Total Common Stocks (cost $1,011,689,892)				1,538,508,992
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,855,723)	5.40	9,855,723	[d]	9,855,723

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,512,979)	5.40	3,512,979	[d]	3,512,979
Total Investments (cost $1,025,058,594)		100.2%		1,551,877,694
Liabilities, Less Cash and Receivables		(.2%)		(3,713,308)
Net Assets		100.0%		1,548,164,386

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $43,239,601 and the value of the collateral was $45,070,818, consisting of cash collateral of $3,512,979 and U.S. Government & Agency securities valued at $41,557,839. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	93	3/15/2024	25,656,573	25,512,690	(143,883)
Futures Short
Standard & Poor's Midcap 400 E-mini	56	3/15/2024	15,580,621	15,362,480	218,141
Gross Unrealized Appreciation				218,141
Gross Unrealized Depreciation				(143,883)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,538,508,992	-	-	1,538,508,992
Investment Companies	13,368,702	-	-	13,368,702
Other Financial Instruments:
Futures††	218,141	-	-	218,141
Liabilities ($)
Other Financial Instruments:
Futures††	(143,883)	-	-	(143,883)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2024, accumulated net unrealized appreciation on investments was $526,893,358, consisting of $608,629,333 gross unrealized appreciation and $81,735,975 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.